BASIS OF PREPARATION AND PRESENTATION	12 Months Ended
Dec. 31, 2017
Disclosure of notes and other explanatory information [Abstract]
BASIS OF PREPARATION AND PRESENTATION
BASIS OF PREPARATION AND PRESENTATION

These Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”), effective as of December 31, 2017.

The Consolidated Financial Statements have been prepared on a going concern basis using historical cost except for those assets and liabilities that are measured at revalued amounts or fair values at the end of each reporting period as explained in Note 3: Significant Accounting Policies to the Company's Consolidated Financial Statements. Additionally, these Consolidated Financial Statements have been prepared using the accrual basis of accounting, except for cash flow information.

The functional and presentation currencies of the Company and all its subsidiaries is the United States Dollar ("US Dollars"), and all values herein are rounded to the nearest million except where otherwise indicated.

The Consolidated Financial Statements were authorized for issuance by the Board of Directors of the Company on February 14, 2018.